Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 10,236	$ 11,213	$ 12,069	$ 12,647	$ 14,872	$ 17,953	$ 15,697	$ 17,265	$ 20,706	$ 22,903
Columbia Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,780	11,719	12,519	13,020	15,198	18,210	15,800	17,250	20,534	22,544
Columbia Balanced Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,885	11,955	12,901	13,551	15,977	19,334	16,944	18,684	22,467	24,911
Columbia Balanced Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,896	11,975	12,929	13,587	16,025	19,401	17,010	18,762	22,566	25,030
Columbia Balanced Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,902	11,988	12,948	13,614	16,064	19,457	17,069	18,836	22,669	25,156
Columbia Balanced Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,835	11,840	12,712	13,284	15,585	18,765	16,367	17,957	21,483	23,703
Columbia Balanced Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,885	11,955	12,901	13,551	15,977	19,334	16,944	18,684	22,467	24,911
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,255	13,082	15,655	16,112	19,647	25,770	22,876	26,524	33,721	39,076
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 11,009	$ 12,081	$ 13,416	$ 14,250	$ 16,559	$ 19,527	$ 17,366	$ 18,935	$ 22,520	$ 24,951